As filed with the Securities and Exchange Commission on July 14, 2010
                          1933 Act File No. __________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

               |_| Pre-Effective Amendment No. |_| Post-Effective
                                 Amendment No.

                        (Check appropriate box or boxes)

                           Touchstone Strategic Trust
               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                   J.P. Morgan
                             303 Broadway, Suite 900
                              Cincinnati, OH 45202
                                  513-878-4066

                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John Ford, Esq.
                               Pepper Hamilton LLP
                                Two Logan Square
                           Eighteenth and Arch Streets
                             Philadelphia, PA 19103
                                  215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on August 13, 2010 pursuant to Rule 488. An indefinite number of Registrant's shares of beneficial interest, without par value, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

August 13, 2010
                           TOUCHSTONE STRATEGIC TRUST

                      TOUCHSTONE LARGE CAP CORE EQUITY FUND

Dear Shareholder:

On behalf of the Board of Trustees of the Touchstone Strategic Trust (the "Trust"), we are pleased to invite you to a Special Meeting of Shareholders (the "Meeting") of the Trust with respect to the Touchstone Large Cap Core Equity Fund ("Core Equity Fund"), a series of the Trust, to be held at 10:00 a.m. Eastern Time on October 8, 2010 at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

At the Meeting, you will be asked to approve an Agreement and Plan of Reorganization, between the Core Equity Fund and the Touchstone Growth Opportunities Fund ("Growth Opportunities Fund"), each a series of the Trust, under which the Core Equity Fund will merge into the Growth Opportunities Fund (the "Reorganization").

The Board of Trustees of the Trust unanimously approved the Agreement and Plan of Reorganization at a meeting held on February 18, 2010. The Board of Trustees recommends that you vote FOR the Reorganization.

The details of the proposed Agreement and Plan of Reorganization are set forth in the Prospectus/Proxy Statement that accompanies this letter, including details about the Growth Opportunities Fund's investment objective and policies, portfolio management and fees and expenses that are important for you to know. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers following this letter.

Shareholders may cast their votes by mail, by phone, through the internet or in person, according to the instructions provided in the enclosed proxy materials.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, a majority (greater than 50%) of shares entitled to vote must be represented in person or by proxy. Please vote promptly.

If you have any questions regarding the Reorganization, please call 1-800-543-0407.

We thank you for considering this proposal carefully and for your continued confidence in and support of the Trust.

Sincerely,



Jill T. McGruder
President
Touchstone Strategic Trust

              QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, below is a brief overview of the proposal, which will require your vote.

Q. WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON OCTOBER 8, 2010?

A. The Board of Trustees of the Touchstone Strategic Trust (the "Trust") has called a Special Meeting at which you will be asked to vote on the reorganization (the "Reorganization") of the Touchstone Large Cap Core Equity Fund ("Core Equity Fund"), into the Touchstone Growth Opportunities Fund ("Growth Opportunities Fund"), each a series of the Trust.

Q.    WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

A. The Board of Trustees of the Trust unanimously approved the Reorganization after reviewing detailed information provided by Management of the Trust about the proposed Reorganization of the Growth Opportunities Fund and the Core Equity Fund. Touchstone Advisors, Inc. (the "Advisor") believes that the Core Equity Fund's prospects for future growth are limited given its poor performance and the decreased popularity of large cap core products. After consideration of these factors, together with other factors and information considered to be relevant, the Board of Trustees determined that the proposed Reorganization was in the best interests of the Core Equity Fund, the Growth Opportunities Fund and their shareholders.

      The Board of Trustees recommends that you vote FOR the Reorganization.

Q.    WHAT WILL HAPPEN TO MY EXISTING SHARES?

A. If shareholders of the Core Equity Fund approve the Reorganization, your shares of the Core Equity Fund will be exchanged for shares of the Growth Opportunities Fund. Therefore, in exchange for Class A shares and Class C shares of the Core Equity Fund that you own at the time of the Reorganization, you will receive Class A shares and Class C shares, respectively, of the Growth Opportunities Fund. The shares of the Growth Opportunities Fund that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of the Core Equity Fund immediately prior to the Reorganization so that there will be no change in the value of your investment as a result of the Reorganization.

Q. WHAT ARE THE DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES OF THE CORE EQUITY FUND AND THE GROWTH OPPORTUNITIES FUND?

A. The investment objectives and strategies of the Growth Opportunities Fund are comparable to that of the Core Equity Fund. However, there are a number of differences between the respective investment objectives and strategies of the Funds. The investment goal of the Core Equity Fund is to seek long-term capital appreciation as its primary goal and income as its secondary goal. The investment goal of the Growth Opportunities Fund is to seek long-term growth of capital. The investment strategy of the Core Equity Fund is to invest at least 80% of its total assets in common stocks of large cap companies. The investment strategy of the Growth Opportunities Fund is to invest primarily in stocks of domestic growth companies that the sub-advisor of the Fund believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. Each of the Funds invests in securities of large capitalization companies, although, the Growth Opportunities Fund may also invest in small and mid capitalization companies. The Core Equity Fund is a diversified fund while the Growth Opportunities Fund is a non-diversified fund. Non-diversified funds have fewer investments than diversified funds of comparable size. Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Q. WHAT IS THE DIFFERENCE IN THE TOTAL ANNUAL OPERATING EXPENSES BETWEEN THE CORE EQUITY FUND AND THE GROWTH OPPORTUNITIES FUND?

A. Set forth below is a comparison of the Total Annual Operating Expenses and Net Fund Operating Expenses for Class A and Class C shares of the Core Equity Fund and Class A and Class C shares of Growth Opportunities Fund as of March 31, 2010. The Net Fund Operating Expenses shown for the Growth Opportunities Fund reflect a change in the contractual waiver agreement that took effect on July 29, 2010 and will differ from the Net Fund Operating Expenses reflected in the Fund's Annual Report dated March 31, 2010.

      Touchstone Advisors, Inc., the advisor to each Fund, has contractually agreed to waive its fees and reimburse expenses through July 28, 2011 so that Net Fund Operating Expenses for each fund will be as shown below.

-----------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                                         GROWTH OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------------------------
                         Class A            Class C                               Class A           Class C
Total Annual Fund                                        Total Annual Fund
Operating Expenses       1.32%              2.57%        Operating Expenses       1.85%             2.63%

Total Annual Fund                                        Total Annual Fund
Operating Expenses                                       Operating Expenses
After Fee Waiver                                         After Fee Waiver
and/or Expense                                           and/or Expense
Reimbursement            1.15%              1.90%        Reimbursement            1.15%             1.90%
-----------------------------------------------------------------------------------------------------------

Q.    WILL I INCUR ANY TRANSACTION COSTS AS A RESULT OF THE REORGANIZATION?

A. No. Shareholders will not incur any transaction costs (e.g., sales charges or redemption fees) as a result of the Reorganization. In addition, the Advisor will bear the costs associated with the Reorganization, except the Growth Opportunities Fund will pay its own federal and state registration fees and any portfolio transaction costs.

Q.    WHAT IS THE TIMETABLE FOR THE REORGANIZATION?

A. If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about October 25, 2010.

Q.    WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME?

A. No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.    What vote is required to approve the Reorganization?

A. Approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the Core Equity Fund. The term "majority of the outstanding voting securities" as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Core Equity Fund present at a meeting if more than 50% of the outstanding voting securities of the Core Equity Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Core Equity Fund.

Q.    WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A. If shareholders of the Core Equity Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will consider other possible courses of action in the best interests of shareholders.

Q.    WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact the Trust by calling 1-800-543-0407.

                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                          YOUR VOTE IS VERY IMPORTANT!

                           TOUCHSTONE STRATEGIC TRUST

                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202

                      TOUCHSTONE LARGE CAP CORE EQUITY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          To Be Held on October 8, 2010

To the Shareholders of the Touchstone Large Cap Core Equity Fund:

      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Touchstone Large Cap Core Equity Fund of the Touchstone Strategic Trust (the "Trust"), will be held at the offices of the Touchstone Strategic Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202 on October 8, 2010 at 10:00 a.m. Eastern Time and any adjournments thereof (the "Special Meeting") for the following purpose:

            To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of the Touchstone Large Cap Core Equity Fund (the "Core Equity Fund") by the Touchstone Growth Opportunities Fund (the "Growth Opportunities Fund"), a series of the Trust, in exchange for shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of the liabilities of the Core Equity Fund. The Plan also provides for the pro rata distribution of Class A shares and Class C shares of the Growth Opportunities Fund to shareholders of the Core Equity Fund, and the liquidation and subsequent termination of the Core Equity Fund.

      The Board of Trustees has fixed the close of business on August 9, 2010 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                               By order of the Board of Trustees

                                               Jill T. McGruder
                                               President
                                               Touchstone Strategic Trust
August 13, 2010

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.


                                      (i)

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Touchstone Strategic Trust in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

      REGISTRATION                                  VALID SIGNATURE
      ------------                                  ---------------

      CORPORATE ACCOUNTS
      ------------------

      (1)   ABC Corp .............................. ABC Corp.

      (2)   ABC Corp .............................. John Doe, Treasurer

      (3)   ABC Corp.
            c/o John Doe, Treasurer ............... John Doe

      (4)   ABC Corp. Profit Sharing Plan ......... John Doe, Trustee

      TRUST ACCOUNTS
      --------------

      (1)   ABC Trust ............................. Jane B. Doe, Trustee

      (2)   Jane B. Doe, Trustee
            u/t/d 12/28/78 ........................ Jane B. Doe

      CUSTODIAL OR ESTATE ACCOUNTS
      ----------------------------

      (1)   John B. Smith, Cust.
            f/b/o John B. Smith, Jr. UGMA ......... John B. Smith

      (2)   Estate of John B. Smith ............... John B. Smith, Jr., Executor


                                      (ii)

                    ACQUISITION OF ASSETS AND LIABILITIES OF

                      TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                   a series of
                           TOUCHSTONE STRATEGIC TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                        BY AND IN EXCHANGE FOR SHARES OF

                      TOUCHSTONE GROWTH OPPORTUNITIES FUND
                                   a series of
                           TOUCHSTONE STRATEGIC TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                           PROSPECTUS/PROXY STATEMENT

                                 August 13, 2010

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization which will be submitted to shareholders of the Touchstone Large Cap Core Equity Fund ("Core Equity Fund"), a series of Touchstone Strategic Trust (the "Trust"), for consideration at a Special Meeting of Shareholders to be held on October 8, 2010 at 10:00 a.m. Eastern Time at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and any adjournments thereof (the "Meeting").

Subject to the approval of the Core Equity Fund's shareholders, the Board of Trustees of the Trust has approved the proposed reorganization under which all of the assets of the Core Equity Fund will be acquired by the Touchstone Growth Opportunities Fund ("Growth Opportunities Fund"), also a series of the Trust, in exchange for Class A shares and Class C shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of the liabilities of the Core Equity Fund (the "Reorganization"). The Core Equity Fund and the Growth Opportunities Fund are registered open-end management investment companies (mutual funds). The Core Equity Fund and the Growth Opportunities Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

This Prospectus/Proxy Statement explains concisely the information about the Growth Opportunities Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference.

Information relating to the Funds contained in the Prospectus of the Trust dated August 1, 2009 (SEC File No. 811-3651) ("Prospectus"), the Statement of Additional Information dated August 1, 2009 ("SAI"), as Supplemented August 10, 2009, and the Annual Report of the Trust relating to the Funds for the fiscal year ended March 31, 2010 ("Annual Report") are incorporated by reference in this document. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. Copies of the Prospectus, SAI, Annual Report and other information about the Funds are available upon request and without charge by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1-800-543-0407 or by visiting the Trust's website at www.TouchstoneInvestments.com. The Statement of Additional Information dated August 13, 2010 relating to this Prospectus/Proxy Statement and the Reorganization is also incorporated by reference in its entirety in this document and is available upon request and without charge by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354 and by calling the Trust at 1-800-543-0407.

                                     (iii)

You can copy and review information about the Funds at the at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

An investment in the Growth Opportunities Fund:
o is not a deposit of, or guaranteed by, any bank
o is not insured by the FDIC, the Federal Reserve Board or any other government agency
o is not endorsed by any bank or government agency
o involves investment risk, including possible loss of the purchase payment of your original investment

                                      (iv)

TABLE OF CONTENTS
                                                                            Page
SUMMARY

         Why is the Reorganization being proposed?...........................

         What are the key features of the Reorganization?....................

         After the Reorganization, what shares of the Growth
                  Opportunities Fund will I own?.............................

         How will the Reorganization affect me?..............................

         Will I be able to purchase and redeem shares, change my
                  investment options and receive distributions the
                  same way?..................................................

         How do the Trustees recommend that I vote?..........................

         How do the Funds' investment goals and principal investment strategies compare?........................................

         How do the Funds' fees and expenses compare?........................

         How do the Funds' performance records compare?......................

         Who will be the investment advisor of my Fund after the
                  Reorganization?  What will the advisory fees be
                  after the Reorganization?..................................
         What will be the primary federal tax consequences of the
                  Reorganization?............................................

RISKS........................................................................

         Are the risk factors for the Funds similar?.........................

         What are the primary risks of investing in each Fund?...............

         Are there any other risks of investing in each Fund?................

INFORMATION ABOUT THE REORGANIZATION.........................................

         Reasons for the Reorganization......................................

         Agreement and Plan of Reorganization................................

         Description of the Securities to be Issued..........................

         Federal Income Tax Consequences.....................................

         Pro Forma Capitalization............................................

ADDITIONAL INFORMATION ABOUT THE FUNDS.......................................

         Distribution of Shares..............................................

         Purchase and Redemption Procedures..................................

         Exchange Privileges.................................................

         Dividend Policy.....................................................

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..............................

         Form of Organization................................................

         Capitalization......................................................

         Shareholder Meetings and Voting Rights..............................

         Limitation of Shareholder Liability.................................

         Liquidation.........................................................

         Liability and Indemnification of Trustees...........................

VOTING INFORMATION CONCERNING THE MEETING....................................

         Shareholder Information.............................................

         Control Persons and Principal Holders of Securities.................

FINANCIAL STATEMENTS AND EXPERTS.............................................

ADDITIONAL INFORMATION.......................................................

OTHER BUSINESS...............................................................

AGREEMENT AND PLAN OF REORGANIZATION.........................................

                                    SUMMARY

      THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO
       YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
                  PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information relating to the Funds and the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Proxy Statement as Exhibit A.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed in order to achieve operating efficiencies and to improve the marketability of the Funds. No assurance can be given that the Reorganization will result in any such benefits. The Advisor believes that the Core Equity Fund's prospects for future growth are limited given its relatively poor performance and the decreased popularity of large cap core products. In addition, the Advisor believes that the Core Equity Fund currently lacks the asset levels needed to absorb operating expenses. The average annual total return for the Growth Opportunities Fund was higher than that of the Core Equity Fund for the one-, three- and five-year periods ended December 31, 2009. Therefore, the Trustees believe that the Reorganization is in the best interests of the Core Equity Fund's shareholders.

WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of the Core Equity Fund to the Growth Opportunities Fund in exchange for Class A shares and Class C shares of the Growth Opportunities Fund;

o the assumption by the Growth Opportunities Fund of all of the liabilities of the Core Equity Fund;

o the liquidation of the Core Equity Fund and the distribution pro rata to the Core Equity Fund's shareholders of Class A shares and Class C shares of the Growth Opportunities Fund; and

o the structuring of the Reorganization as a tax-free Reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about October 25, 2010.

AFTER THE REORGANIZATION, WHAT SHARES OF THE GROWTH OPPORTUNITIES FUND WILL I
OWN?

Shareholders owning Class A shares of the Core Equity Fund will own Class A shares of the Growth Opportunities Fund. Shareholders owning Class C shares of the Core Equity Fund will own Class C shares of the Growth Opportunities Fund. The new shares you receive will have the same total value as your shares of the Core Equity Fund as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits. After the Reorganization, operating efficiencies may be achieved by the Growth Opportunities Fund because it will have a greater level of combined assets than the Core Equity Fund. As of March 31, 2010, the Core Equity Fund's and the Growth Opportunities Fund's total net assets were approximately $53 million and $64 million, respectively which, when combined, could lead to operating efficiencies and lower operating costs for the Funds' shareholders. In addition, a larger asset size may enable the combined Growth Opportunities Fund to experience lower total annual operating expenses as certain fixed expenses are spread across such larger asset base.

After the Reorganization, the Core Equity Fund will cease to exist and the value of your shares will depend on the performance of the Growth Opportunities Fund. Touchstone Advisors, Inc. will bear the expenses incurred in connection with the Reorganization, except the Growth Opportunities Fund will pay its own federal and state registration fees and any portfolio transaction costs.

Like the Core Equity Fund, the Growth Opportunities Fund will declare and pay dividends from net investment income annually and will distribute net realized capital gains at least annually. These dividends and distributions will continue to be reinvested in the same class of shares of the Growth Opportunities Fund you receive in the Reorganization or, if you have so elected, distributed in cash or invested in other funds of the Trust.

WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, CHANGE MY INVESTMENT OPTIONS AND RECEIVE DISTRIBUTIONS THE SAME WAY?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares, and to receive distributions. After the Reorganization, you will be able to purchase additional shares, redeem shares, exchange shares and receive distributions of the Growth Opportunities Fund in the same way you did for your shares of the Core Equity Fund before the Reorganization. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.

HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

The Trustees of the Trust, including those Trustees who are not "interested persons" of the Trust, as such term is defined in the Investment Company Act of 1940 (the "1940 Act") (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interest of the Core Equity Fund and the Growth Opportunities Fund, and that shareholders' interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of the Core Equity Fund.

      THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

HOW DO THE FUNDS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?

The investment goals and investment strategies of the Core Equity Fund and the Growth Opportunities Fund are comparable. However, the Growth Opportunities Fund is a non-diversified fund and the Core Equity Fund is a diversified fund. For more information, see the section entitled "How do the Funds' Fundamental Investment Limitations compare?"

The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Trustees without shareholder approval.

The following tables summarize the investment goal and principal investment strategies of the Core Equity Fund and the Growth Opportunities Fund as set forth in the Funds' Prospectus and Statement of Additional Information.

--------------------------------------------------------------------------------------------------------
                  Core Equity Fund                            Growth Opportunities Fund
--------------------------------------------------------------------------------------------------------
Investment Goal   Long-term capital appreciation as its       Long-term growth of capital.
                  primary goal and income as its secondary
                  goal.
--------------------------------------------------------------------------------------------------------
Principal         The Fund invests at least 80% of its        The Fund invests primarily in stocks of
Investment        total assets in common stocks of large      domestic growth companies that the
Strategies        cap companies.  This is a                   sub-advisor believes have a demonstrated
                  non-fundamental investment policy that      record of achievement with excellent
                  can be changed by the Fund upon 60 days'    prospects for earnings growth over a 1
                  prior notice to shareholders.  A large      to 3 year period.  In choosing
                  cap company has a market capitalization     securities, the sub-advisor looks for
                  found within the Russell 1000 Index         companies that it believes are
                  (between $283 billion and $1.3 billion      reasonably priced with high foreseen
                  at the time of its most recent              earnings potential, which may include
                  reconstitution on May 31, 2010) at the      companies in the technology sector.  The
                  time of purchase.  The Fund's portfolio     Fund may invest in companies of various
                  will generally consist of 40 to 60          sizes.
                  stocks.  The Fund's investments may         The Fund will invest in companies that
                  include companies in the technology         the sub-advisor believes have shown
                  sector.                                     above-average and consistent long-term
                  The sub-advisor selects stocks that it      growth in earnings and have excellent
                  believes are priced at a discount to        prospects for future growth.
                  their intrinsic value.  The sub-advisor
                  then searches for those companies that      The Fund is non-diversified and may
                  have unrecognized earnings potential        invest a significant percentage of its
                  versus their competitors.  Restructuring    assets in the securities of a single
                  announcements, changes in regulations       company.  The Fund may invest up to 25%
                  and spot news can be indicators of          of its assets in a particular market
                  improved earnings potential.                sector or industry.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                  Stocks are considered for sale if the       The sub-advisor expects to hold
                  sub-advisor believes they are               investments in the Fund for an average
                  overpriced, or if a significant industry    of 12 to 24 months.  However, changes in
                  or company development forces a             the sub-advisor's outlook and market
                  re-evaluation of expected earnings.         conditions may significantly affect the
                  Stocks will be sold if the relative         amount of time the Fund holds a
                  price to intrinsic value reaches 50% or     security. The Fund's portfolio turnover
                  more above that of the Russell 1000         may vary greatly from year to year and
                  Index, if a structural event permanently    during a particular year. As a result,
                  lowers the company's expected earnings,     the Fund may engage in frequent and
                  or if the integrity of accounting is in     active trading as part of its principal
                  doubt.  The portfolio is rebalanced         investment strategy.  The sub-advisor
                  periodically, or as needed, due to          generally will sell a security if one or
                  changes in the Russell 1000 Index or the    more of the following occurs:
                  Fund's other portfolio securities.           (1) the predetermined price target
                  The sub-advisor's selection process is       objective is exceeded;
                  expected to cause the Fund's portfolio       (2) there is an alteration to the
                  to have some of the following                original investment case;
                  characteristics:                             (3) valuation relative to the stock's
                  o Attractive relative value                  peer group is no longer attractive; or
                  o Unrecognized earnings potential            (4) better risk/reward opportunities
                  o Seasoned management                        may be found in other stocks.
                  o Dominant industry position

                  The Fund may engage in frequent and
                  active trading as part of its
                  principal investment strategy.
--------------------------------------------------------------------------------------------------------

HOW DO THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS COMPARE?

The fundamental investment limitations of the Core Equity Fund and Growth Opportunities Fund are identical, except that the Core Equity Fund is classified as a diversified fund and the Growth Opportunities Fund is classified as a non-diversified fund. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund. As a non-diversified fund, the Growth Opportunities Fund is not subject to the same restrictions. For more information on the investment limitations of the Funds, see the section entitled "Investment Limitations" in the Funds SAI.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

The Core Equity Fund currently offers two classes of shares, Class A and Class C shares. The Growth Opportunities Fund currently offers four classes of shares, Class A, Class C, Class Y and Institutional shares. The Core Equity Fund Class A shareholders will receive Class A shares of the Growth Opportunities Fund while the Core Equity Fund Class C shareholders will receive Class C shares of the Growth Opportunities Fund. You will not pay any initial sales charges in connection with the Reorganization. In addition, Class C shareholders of the Core Equity Fund will not pay any contingent deferred sales charges ("CDSC") in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The tables also show the various costs and expenses that investors in the Core Equity Fund will bear as shareholders of the Growth Opportunities Fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The fees and expenses for the shares of the Core Equity Fund and the Growth Opportunities Fund set forth in the following tables and in the examples are based on the expenses for the Core Equity Fund and the Growth Opportunities Fund for the fiscal year ended March 31, 2010.

Shareholder Fees (fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------
                                             Core Equity Fund    Growth Opportunities    Growth Opportunities
                                             Class A             Fund                    Fund Pro Forma After
                                                                 Class A                 Reorganization
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases    5.75%(1)            5.75%(1)                5.75%(1)
(as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a          None(2)             None(2)                 None(2)
percentage of original purchase price or
the amount redeemed, whichever is less)
-------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                          Up to $15           Up to $15               Up to $15
-------------------------------------------------------------------------------------------------------------

(1)   You may pay a reduced sales charge on very large purchases.

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

---------------------------------------------------------------------------------------------------------------
                                             Core Equity Fund    Growth Opportunities    Growth Opportunities
                                             Class A             Fund                    Fund Class A Pro Forma
                                                                 Class A                 After Reorganization
---------------------------------------------------------------------------------------------------------------
Management Fees                              0.65%               0.83%                   0.83%
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service                  0.25%               0.25%                   0.25%
(12b-1) Fees
---------------------------------------------------------------------------------------------------------------
Other Expenses                               0.42%               0.77%                   0.77%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.32%               1.85%                   1.85%
---------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement      0.17%(1)            0.70%(1)                0.70%(1)
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After   1.15%               1.15%(2)                1.15%(2)
Fee Waiver and/or Expense Reimbursement
---------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.15% for each Fund. This expense limitation will remain in effect until at least July 28, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(2) Expenses for the Growth Opportunities Fund shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2010.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Core Equity Fund versus the Growth Opportunities Fund and the Growth Opportunities Fund (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all expense limitations remain in effect for a one year period. The examples are for illustration only, and your actual costs may be higher or lower.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                             Core Equity Fund    Growth Opportunities    Growth Opportunities
                                             Class C             Fund                    Fund Pro Forma After
                                                                 Class C                 Reorganization
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases    None                None                    None
(as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a          1.00%(1)            1.00%(1)                1.00%(1)
percentage of original purchase price or
the amount redeemed, whichever is less)
-------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                          Up to $15           Up to $15               Up to $15
-------------------------------------------------------------------------------------------------------------

(1) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in the Funds' Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

---------------------------------------------------------------------------------------------------------------
                                             Core Equity Fund    Growth Opportunities    Growth Opportunities
                                             Class C             Fund                    Fund Class A Pro Forma
                                                                 Class C                 After Reorganization
---------------------------------------------------------------------------------------------------------------
Management Fees                              0.65%               0.83%                   0.83%
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service                  1.00%               1.00%                   1.00%
(12b-1) Fees
---------------------------------------------------------------------------------------------------------------
Other Expenses                               0.92%               0.80%                   0.80%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         2.57%               2.63%                   2.63%
---------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement      0.67%(1)            0.73%(1)                0.73%(1)
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After   1.90%               1.90%(2)                1.90%(2)
Fee Waiver and/or Expense Reimbursement
---------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.90% for each Fund. This expense limitation will remain in effect until at least July 28, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(2) Expenses for the Growth Opportunities Fund shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2010.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Core Equity Fund versus the Growth Opportunities Fund and the Growth Opportunities Fund (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that operating expenses remain the same and that all expense limitations remain in effect for a one year period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses
-------------------------

      --------------------------------------------------------------------------
                                         CORE EQUITY FUND
                                         ----------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class A          $685          $953               $1,242           $2,060
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                    GROWTH OPPORTUNITIES FUND
                                    -------------------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class A          $685         $1,059              $1,457           $2,565
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                      GROWTH OPPORTUNITIES FUND PRO FORMA AFTER REORGANIZATION
                      --------------------------------------------------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class A          $685         $1,059              $1,457           $2,565
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                         CORE EQUITY FUND
                                         ----------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class C          $293          $736               $1,305           $2,855
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                    GROWTH OPPORTUNITIES FUND
                                    -------------------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class C          $293          $748               $1,330           $2,910
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                      GROWTH OPPORTUNITIES FUND PRO FORMA AFTER REORGANIZATION
                      --------------------------------------------------------
                     One Year    Three Years          Five Years       Ten Years
                     --------    -----------          ----------       ---------
      Class C          $293          $748               $1,330           $2,910
      --------------------------------------------------------------------------

PORTFOLIO TURNOVER: Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds' performance. During the most recent fiscal year, the Growth Opportunities Fund's and the Core Equity Fund's portfolio turnover rates were 100% and 24%, respectively, of the average value of their portfolios.

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

The following charts show how the Core Equity Fund and the Growth Opportunities Fund have performed in the past. Past performance before and after taxes is not an indication of future results.

Year-by-Year Total Return (%)
-----------------------------

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (before taxes) and by showing how each Fund's average annual total returns for each full calendar year of operations compare with their respective indices (Russell 1000 Index for the Core Equity Fund and Russell 3000 Growth Index for the Growth Opportunities Fund). The bar charts do not reflect any sales charges, which would reduce your return. The Funds' past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

        CORE EQUITY FUND CLASS A SHARES - Total Return as of December 31

                                 [CHART OMITTED]

 2001     2002    2003   2004   2005    2006   2007     2008    2009
-8.95%  -21.66%  30.86%  8.36%  3.27%  17.12%  4.58%  -35.77%  23.88%


HIGH QUARTER: 2ND - 2003   +18.81%
LOW QUARTER:  4TH  - 2008  -23.04%

The year-to-date return for the Fund's Class A shares as of June 30, 2010 is -7.85%.

    GROWTH OPPORTUNITIES FUND CLASS A SHARES - Total Return as of December 31

                                 [CHART OMITTED]

 2000     2001     2002    2003   2004   2005   2006    2007     2008    2009
-2.56%  -28.47%  -35.76%  39.74%  8.52%  9.07%  0.10%  17.15%  -39.32%  35.54%

HIGH QUARTER: 4TH - 2001 +19.74%
LOW QUARTER: 3RD  - 2001 -26.71%

The year-to-date return for the Fund's Class A shares as of June 30, 2010 is -10.04%.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are for Class A shares only, and after tax returns for Class C shares will vary.

Average Annual Total Return (for the period ended 12/31/2009)
-------------------------------------------------------------

--------------------------------------------------------------------------------
                              1 YEAR ENDED     5 YEARS ENDED
                              12/31/09         12/31/09          FROM INCEPTION
--------------------------------------------------------------------------------
CORE EQUITY FUND -  CLASS A (INCEPTION DATE 5/1/00)
--------------------------------------------------------------------------------
Return Before Taxes           16.76%           (1.05%)           (0.61%)
--------------------------------------------------------------------------------
Return After Taxes on         16.66%           (1.53%)           (0.97%)
Distributions
--------------------------------------------------------------------------------
Return After Taxes on         11.02%           (0.92%)           (0.59%)
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
Russell 1000 Index            28.43%           0.79%             (0.60)%
--------------------------------------------------------------------------------
CORE EQUITY FUND -  CLASS C (INCEPTION DATE 5/16/00)
--------------------------------------------------------------------------------
Return Before Taxes           22.90%           (0.61%)           (0.68%)
--------------------------------------------------------------------------------
Russell 1000 Index            28.43%           0.79%             (0.60)%
--------------------------------------------------------------------------------

                              1 YEAR  ENDED    5 YEARS ENDED     10 YEARS ENDED
                              12/31/09         12/31/09          12/31/09
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes           27.77%           (0.17%)           (3.88%)
--------------------------------------------------------------------------------
Return After Taxes on         27.77%           (0.17%)           (3.88%)
Distributions
--------------------------------------------------------------------------------
Return After Taxes on         18.05%           (0.14%)           (3.20%)
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
Russell 3000 Growth Index     37.01%           1.58%             (3.79)%
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND -  CLASS C
--------------------------------------------------------------------------------
Return Before Taxes           34.54%           0.51%             (3.94%)
--------------------------------------------------------------------------------
Russell 3000 Growth Index     37.01%           1.58%             (3.79)%
--------------------------------------------------------------------------------

WHO WILL BE THE INVESTMENT ADVISOR OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY FEES BE AFTER THE REORGANIZATION?

Management of the Funds
-----------------------

The overall management of the Core Equity Fund and the Growth Opportunities Fund is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Advisor
-------

Touchstone Advisors, Inc. (the "Advisor") is the investment advisor for each Fund. The Advisor has contracted with sub-advisors to make the day-to-day investment decisions for each of the Funds. The Advisor is responsible for overseeing the Trust's sub-advisors and for making recommendations to the Board of Trustees relating to hiring and replacing the sub-advisors. As of June 30, 2010, the Advisor had assets under management of approximately $5.3 billion. The Advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or the Advisor other than by reason of serving as a sub-advisor to one or more Touchstone Funds.

Sub-Advisors
------------

Todd/Veredus Asset Management, LLC ("Todd/Veredus") is the sub-advisor to the Core Equity Fund. Pursuant to a Sub-Advisory Agreement with the Advisor, Todd/Veredus continuously furnishes an investment program for the Fund, makes day-to-day investment decisions on behalf of the Fund, and arranges for the execution of Fund transactions. Todd/Veredus is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202. Todd/Veredus (whose predecessor firm is Todd Investment Advisors, Inc. (the "Predecessor Firm")) has been registered as an investment advisor since 1967 and has managed the Fund since its inception.

Curtiss M. Scott, Jr., CFA, has primary responsibility for the daily management of the Fund. Mr. Scott joined the Predecessor Firm in 1996 and is the President and CIO of Todd/Veredus. Mr. Scott is supported by John J. White, CFA. John J. White is a Portfolio Manager and Director of Todd/Veredus and joined the Predecessor Firm in 2002. Mr. White worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002. Mr. Scott has managed the Fund since its inception. Mr. White has managed the Fund since 2002.

Westfield Capital Management Company, L.P. ("Westfield") is the sub-advisor to the Growth Opportunities Fund. Pursuant to a Sub-Advisory Agreement with the Advisor, Westfield continuously furnishes an investment program for the Fund, makes day-to-day investment decisions on behalf of the Fund, and arranges for the execution of Fund transactions. Westfield has been a registered investment advisor since 1989 and has managed the Fund since July 2006. Westfield is located at One Financial Center, Boston, MA 02111.

William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors. Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. He has worked at Westfield since 1994 and has managed the Fund since 2006.

Advisory Fees
-------------

Under the terms of an advisory agreement between the Advisor and the Funds, the Advisor is paid by the Funds at an annualized rate as shown below:

Core Equity Fund               0.65% on the first $100 million of assets
                               0.60% from $100 million to $200 million of assets
                               0.55% from $200 million to $300 million of assets
                               0.50% thereafter

Growth Opportunities Fund      0.83% on the first $500 million of assets
                               0.80% from $500 million to $1 billion of assets
                               0.75% thereafter

The Advisor may, at its discretion, reduce or waive its fee or reimburse the Funds for certain of their other expenses in order to reduce the expense ratios. The Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses of the Funds in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of the Advisor's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). This expense limitation will remain in effect until at least July 28, 2011. The Advisor has no ability to recoup amounts waived or reimbursed.

Sub-Advisory Fees
-----------------

For each Fund, the Advisor pays a sub-advisory fee to each sub-advisor from its advisory fee.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

It is anticipated that the Reorganization will constitute a tax-free reorganization for federal income tax purposes. It is a condition to each Fund's obligation to complete the Reorganization that such Fund will have received an opinion from Pepper Hamilton LLP, based upon representations made by the Funds, and upon certain assumptions, substantially to the effect that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). However, as a result of the Reorganization, certain of the Funds' portfolio investments will be sold and may result in taxable capital gains distributions to shareholders.

                                      RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

Yes. The risk factors are similar due to the comparable investment objectives and investment strategies of the Core Equity Fund and the Growth Opportunities Fund.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

An investment in either Fund is subject to certain risks. There is no assurance that the investment performance of any Fund will be positive or that the Funds will meet their investment objectives. Loss of money is a risk of investing in either of these Funds. The following discussions highlight the primary risks associated with an investment in each Fund.

MARKET RISK. Each Fund normally invests its assets primarily in common stocks and is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The prices of stocks tend to go up and down more than the prices of bonds.

MARKET CAPITALIZATION RISK. The Core Equity Fund normally invests at least 80% of the Fund's assets in common stock of large cap companies (defined as securities found in the Russell 1000 Index). The Growth Opportunities Fund may invest in securities regardless of their market capitalization.

Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Securities of small and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies. In addition, small and mid cap companies may have limited product lines or financial resources may be dependent upon a particular niche of the market and may be more dependent upon a small or inexperienced management group.

INVESTMENT STYLE RISK. The Core Equity Fund uses growth and value investing while the Growth Opportunities Fund uses growth investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

TECHNOLOGY SECURITIES. Both Funds may invest in companies in the technology sector. The value of technology securities may fluctuate dramatically, and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete, and the risk that new products will not meet expectations or even reach the market.

SECTOR AND INDUSTRY RISK. The Growth Opportunities Fund may invest up to 25% of its assets in a particular market sector or industry. The performance of a fund that may invest up to 25% of its assets in a particular sector or industry may be closely tied to the performance of companies in a limited number of sectors or industries. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

NON-DIVERSIFICATION RISK. The Growth Opportunities Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. As a non-diversified fund, the Fund may have fewer investments than diversified mutual funds of comparable size. Because the Fund may invest in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

MANAGER OF MANAGERS RISK. The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of each Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

FOREIGN SECURITIES RISK. The Growth Opportunities Fund may invest up to 10% of its total assets in foreign securities and foreign currency denominated securities. Investments in foreign securities and in foreign currency denominated securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets.

Foreign securities often trade in currencies other than the U.S. dollar, and a Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Fund's foreign currency or securities holdings.

Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries.

For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

INITIAL PUBLIC OFFERING ("IPO") RISK. The Growth Opportunities Fund may invest up to 10% of its total assets in IPOs. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

SECURITIES LENDING RISK. The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income to a Fund that is used to offset certain fund operating expenses, which, in turn, may serve to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's contractual expense limitation arrangement

MARKET DISRUPTION RISK. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-Advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds' investment goals, but there can be no assurance that it will be successful in doing so.

OTHER RISKS. Each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy may be inconsistent with the Fund's principal investment goals and strategies, and could result in lower returns and loss of market opportunities.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information relating to the Core Equity Fund and the Growth Opportunities Fund.

Although the Core Equity Fund and the Growth Opportunities Fund have comparable investment objectives and investment strategies, it is expected that a portion of the securities held by the Core Equity Fund will be sold in connection with the Reorganization in order to comply with the investment policies and practices of the Growth Opportunities Fund. To the extent such sales occur prior to the Reorganization, the transaction costs will be borne by the Core Equity Fund. To the extent such sales occur following the Reorganization, the transaction costs will be borne by the Growth Opportunities Fund. Such costs would be ultimately borne by the respective Funds' shareholders.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

At a regular meeting held on February 18, 2010, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganization, determined that the Reorganization was in the best interests of shareholders of the Core Equity Fund and the Growth Opportunities Fund, and that the interests of existing shareholders of the Funds will not be diluted as a result of the transactions contemplated by the Reorganization.

In evaluating the Reorganization, the Board requested and reviewed, with assistance of independent legal counsel, materials furnished by the Advisor. These materials included written information regarding operations and financial conditions of the Funds, principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for the Core Equity Fund and its respective shareholders.

The Trustees noted that the Growth Opportunities Fund will have comparable investment objectives and investment strategies to those of the Core Equity Fund. The Trustees considered that while the Growth Opportunities Fund is permitted to invest in stocks of all capitalizations, it has historically invested predominately in large cap stocks. The Trustees reviewed the historical performance record of each Fund and also noted that the Growth Opportunities Fund's overall performance has been better than that of the Core Equity Fund for the one-, three- and five-year periods ended December 31, 2009.

At the meeting, Fund management explained that the Advisor believes that ETF funds and index funds, with their flexibility and low costs, have taken the place of large cap core products in many investors' portfolios. Fund management further explained that due to the popularity of ETF funds and index funds, the Advisor believes that the Core Equity Fund has poor prospects for future asset growth.
The Trustees were also advised that as of December 31, 2009, the Core Equity Fund had net assets of approximately $50.8 million, while the Growth Opportunities Fund had assets of approximately $48.8 million at that date. If the Reorganization is approved, the Funds' combined assets could lead to operating efficiencies and lower operating costs for the Funds' shareholders. Accordingly, by merging the Core Equity Fund and the Growth Opportunities Fund, shareholders would enjoy a greater asset base over which fund expenses may be spread.

In addition, the Trustees considered, among other things:

o     the terms and conditions of the Reorganization;

o the investment advisory and other fees paid by the Funds and the projected expense ratios of the Growth Opportunities Fund as compared with those of the Core Equity Fund;

o the advice and recommendation of the Advisor, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of the Core Equity Fund, the Growth Opportunities Fund and their shareholders;

o the expenses of the Reorganization would not be borne by the Core Equity Fund's shareholders;

o     the investment personnel, expertise and resources of Westfield;

o the comparable investment objectives and investment strategies of the Funds;

o the fact that the Growth Opportunities Fund will assume all of the liabilities of the Core Equity Fund;

o the benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

o the anticipated tax-free nature of the Reorganization for the Core Equity Fund and its shareholders; and

o alternatives available to shareholders of the Core Equity Fund, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of the Trust met with counsel to the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the Reorganization would be in the best interests of the Core Equity Fund, the Growth Opportunities Fund and their shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the Core Equity Fund for approval.

The Trustees of the Trust, including the Disinterested Trustees, have also approved the Plan on behalf of the Growth Opportunities Fund.

In light of their approval of the Reorganization at the February 18, 2010 meeting, the Trustees at a regular meeting held on May 19, 2010, considered and approved a change to the expense limitation agreement for the Growth Opportunities Fund. This change reduces the net expense ratio of Class A and Class C shares by 9 basis points to match the Core Equity Fund's current limitations.

AGREEMENT AND PLAN OF REORGANIZATION

The following summary is qualified in its entirety by reference to the Plan (the copy of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of the Core Equity Fund will be acquired by the Growth Opportunities Fund in exchange for Class A and Class C shares of the Growth Opportunities Fund, and the assumption by the Growth Opportunities Fund of all of the liabilities of the Core Equity Fund on or about October 25, 2010 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, the Core Equity Fund will endeavor to discharge all of its known liabilities and obligations. The Core Equity Fund will prepare an unaudited statement of its assets and liabilities as of the close of business on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately preceding the Closing Date (the "Valuation Date").

At or prior to the Closing Date, the Core Equity Fund will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward). If a significant amount of investments in the pro forma portfolio of investments dated March 31, 2010 must be sold as a result of the Reorganization, the Fund may realize capital gains upon sale of its portfolio holdings.

The number of full and fractional Class A and Class C shares of the Growth Opportunities Fund to be received by the shareholders of the Core Equity Fund will be determined by multiplying the number of outstanding Class A and Class C shares of the Core Equity Fund by a ratio which shall be computed by dividing the net asset value per share of the Class A and Class C shares of the Core Equity Fund by the net asset value per share of the Class A and Class C shares of the Growth Opportunities Fund. These computations will take place as of the Valuation Date.

J.P. Morgan Chase Bank, N.A., the accounting agent of the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Declaration of Trust, Prospectus and Statement of Additional Information of the Growth Opportunities Fund.

As soon after the Closing Date as conveniently practicable, the Core Equity Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of the Growth Opportunities Fund received by the Core Equity Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Core Equity Fund's shareholders on the Growth Opportunities Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Growth Opportunities Fund due to the Core Equity Fund's shareholders. All issued and outstanding shares of the Core Equity Fund will be canceled. The shares of the Growth Opportunities Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of their affairs, the Core Equity Fund will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by the Core Equity Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of the Core Equity Fund's shareholders, the Plan may be terminated: (a) by the mutual agreement of the Core Equity Fund and the Growth Opportunities Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met. To the extent permitted by law and subject to the terms of the Plan, the Funds may also agree to terminate and abandon the Plan at any time before the approval of the Core Equity Fund's shareholders. Following the Meeting, no amendment may be made to the Plan that would have the effect of changing the provisions for determining the number of the shares of the Growth Opportunities Fund to be issued to the shareholders of the Core Equity Fund without approval of the officers of each Fund. Any material amendment to the Plan is subject to review by the Board of Trustees to ensure that it is in the best interest of the shareholders of each Fund.

Whether or not the Reorganization is consummated, the Advisor will bear the expenses incurred in connection with the Reorganization.

If the Core Equity Fund's shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Shareholders of the Core Equity Fund as of the Closing Date will receive full and/or fractional Growth Opportunities Fund shares in accordance with the procedures provided for in the Plan, as described above. Growth Opportunities Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, the Growth Opportunities Fund and the Core Equity Fund, as applicable, will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

      (1) The transfer of all of the assets of the Core Equity Fund solely in exchange for shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of the liabilities of the Core Equity Fund followed by the distribution of the Growth Opportunities Fund's shares to the shareholders of the Core Equity Fund in dissolution and liquidation of the Core Equity Fund, will constitute a "reorganization" within the meaning of section 368(a) of the Code, and the Growth Opportunities Fund and the Core Equity Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) No gain or loss will be recognized by the Growth Opportunities Fund upon the receipt of the assets of the Core Equity Fund solely in exchange for the shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of the liabilities of the Core Equity Fund;

      (3) No gain or loss will be recognized by the Core Equity Fund upon the transfer of all of its assets to the Growth Opportunities Fund solely in exchange for the Growth Opportunities Fund's shares and the assumption by the Growth Opportunities Fund of the liabilities of the Core Equity Fund or upon the distribution (whether actual or constructive) of the Growth Opportunities Fund's shares to the Core Equity Fund's shareholders in exchange for their shares of the Core Equity Fund;

      (4) No gain or loss will be recognized by the Core Equity Fund's shareholders upon the exchange of their shares of the Core Equity Fund for shares of the Growth Opportunities Fund in liquidation of the Core Equity Fund;

      (5) The aggregate tax basis of the shares of the Growth Opportunities Fund received by each shareholder of the Core Equity Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Core Equity Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Growth Opportunities Fund received by each shareholder of the Core Equity Fund will include the period during which the shares of the Core Equity Fund exchanged therefore were held by such shareholder (provided that the shares of the Core Equity Fund were held as a capital asset on the date of the Reorganization); and

      (6) The tax basis of the assets of the Core Equity Fund acquired by the Growth Opportunities Fund will be the same as the tax basis of such assets to the Core Equity Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Growth Opportunities Fund will include the period during which the assets were held by the Core Equity Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Core Equity Fund or the Growth Opportunities Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Core Equity Fund Shareholder or Growth Opportunities Fund Shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Core Equity Fund or the Growth Opportunities Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or
(2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Core Equity Fund and Growth Opportunities Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Core Equity Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Core Equity Fund shares and the fair market value of the shares of the Growth Opportunity Fund it receives. In addition, the Core Equity Fund would recognize gain on the transfer of its assets in exchange for the Growth Opportunity Fund's shares equal to the difference between the Core Equity Fund's tax basis in its assets and the fair market value of the Growth Opportunity Fund's shares received.

The Growth Opportunities Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Core Equity Fund and its shareholders.

As described above, at or prior to the Closing Date, the Core Equity Fund will declare a dividend or dividends and distribution or distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) ), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward). Such distributions will represent ordinary income or, to the extent the Core Equity Fund's net long-term capital gains exceed its capital loss carryforwards, capital gain distributions to its shareholders. Even if reinvested in additional shares of the Core Equity Fund, which would be exchanged for shares of the Growth Opportunities Fund in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain distributions, respectively.

To the extent portfolio assets of the Core Equity Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Core Equity Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Core Equity Fund's shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

In addition, as of March 31, 2010, the Core Equity Fund had capital loss carryforwards of $1,053,666 scheduled to expire in 2017 and $9,043,103 scheduled to expire in 2018. The amount of the Core Equity Fund's capital loss carryforwards as of the date of the Reorganization may differ substantially from this amount. The amount of the Core Equity Fund's losses calculated as of the date of the Reorganization available to offset the Growth Opportunities Fund's capital gains in any given year will be limited due to this Reorganization.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses for a period of up to eight taxable years. The Reorganization will cause the tax years of the Core Equity Fund to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Reorganization is expected to result in a limitation on the ability of the Growth Opportunities Fund to use the capital loss carryforwards of the Core Equity Fund. This limitation, imposed by Section 382 of the Code, is imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. The limitation under Section 382 of the Code will apply to loss carryforwards of the Core Equity Fund since its shareholders will hold less than 50% of the outstanding shares of the Growth Opportunities Fund immediately following the Reorganization. The Section 382 limitation as to the Core Equity Fund generally will equal the product of the net asset value of the Core Equity Fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. If the amount of the limitation exceeds the Growth Opportunities Fund's capital gains in any post-Reorganization year, the excess limitation amount carries forward and may be added to the limitation in the next year, subject to the overall eight year limitation. As of July 2010, the long-term tax-exempt rate is 4.01%. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganization.

In certain instances Section 384 of the Code may prohibit the Growth Opportunities Fund from using the Core Equity Fund's loss carryforwards and unrealized losses against the Growth Opportunities Fund's unrealized gains, each as of the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. Similarly, Section 384 of the Code may prohibit the Growth Opportunities Fund from using its unrealized losses to offset the unrealized gains inherent in the Core Equity Fund's assets, each at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. The restrictions under Section 384 depend on the amount of each Fund's unrealized gains at the time of the Reorganization, if any. The restriction will not apply to the unrealized losses of a Fund which is a party to the Reorganization if the unrealized gains of the other Fund do not exceed the lesser of 15% of the fair value of the assets of such Fund at the time of the Reorganization or $10 million.

The ability of the Growth Opportunities Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance. To the extent the Growth Opportunities Fund is able to utilize the Core Equity Fund's capital loss carryforwards, the Core Equity Fund's unrealized losses, and its unrealized losses, the tax benefits resulting from those losses will be shared by the Core Equity Fund and the Growth Opportunities Fund shareholders following the Reorganization. Therefore, a Core Equity Fund or Growth Opportunities Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

PRO FORMA CAPITALIZATION

The following table sets forth the capitalization of the Core Equity Fund and the Growth Opportunities Fund, and the capitalization of the Growth Opportunities Fund on a pro forma basis as of March 31, 2010, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.42 Class A shares and 0.44 Class C shares of the Growth Opportunities Fund for each Class A and Class C share of the Core Equity Fund.

--------------------------------------------------------------------------------
                                                   CLASS A              CLASS C
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
Net Assets                                        $51,377,381         $2,023,802
--------------------------------------------------------------------------------
Shares Outstanding                                 5,905,555            234,986
--------------------------------------------------------------------------------
Net Asset Value Per Share                            $8.70               $8.61
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
Net Assets                                        $32,181,821         $8,085,481
--------------------------------------------------------------------------------
Shares Outstanding                                 1,541,640            414,940
--------------------------------------------------------------------------------
Net Asset Value Per Share                           $20.88              $19.49
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
(PRO FORMA)
--------------------------------------------------------------------------------
Net Assets                                        $83,559,202        $10,109,283
--------------------------------------------------------------------------------
Shares Outstanding                                 4,002,825            518,800
--------------------------------------------------------------------------------
Net Asset Value Per Share                           $20.88              $19.49
--------------------------------------------------------------------------------

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

Touchstone Securities, Inc. is the principal underwriter of the Trust and, as such, the exclusive agent for distribution of the Trust's shares. Shares of the Funds are sold in a continuous offering directly through Touchstone Securities, Inc., through financial advisors and financial intermediaries or through processing organizations. Touchstone Securities, Inc. allows concessions to dealers who sell shares of the Funds. Touchstone Securities, Inc. receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record. Touchstone Securities, Inc. is an affiliate of the Advisor by reason of common ownership.

The Growth Opportunities Fund offers Class A, Class C, Class Y and Institutional shares. Class Y and Institutional shares are not involved in the Reorganization. Class A shares of each Fund are subject to a maximum front-end sales charge of 5.75% and a 0.25% 12b-1 distribution fee. Class C shares of each Fund are subject to a CDSC of 1.00% and a 1.00% 12b-1 distribution fee.

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act, for its Class A and Class C shares . The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

In the proposed Reorganization, Class A shareholders of the Core Equity Fund will receive Class A shares of the Growth Opportunities Fund and Class C shareholders of the Core Equity Fund will receive Class C shares of the Growth Opportunities Fund. Class A and Class C shares of the Growth Opportunities Fund to be issued upon consummation of the Reorganization will be issued at net asset value and no sales charges or CDSC will be imposed.

More detailed descriptions of the Growth Opportunities Fund Class A and Class C shares and the distribution arrangements applicable to each class of shares is contained in the Prospectus and Statement of Additional Information relating to the Growth Opportunities Fund.

PURCHASE AND REDEMPTION PROCEDURES

The Class A and Class C shares of each Fund have the same purchase and redemption procedures. Class A and Class C shares of the Funds have a minimum initial purchase requirement of $2,500. The minimum subsequent purchase requirement for each Fund is $50. For more information, see "Purchasing Your Shares" in the Funds' Prospectus. The Core Equity Fund's and the Growth Opportunities Fund's shares may each be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions. Payments for redemptions of shares of each Fund are sent within seven days (normally within 3 business days) after receipt of a proper redemption request. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectus. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

The Class A and Class C shares of each Fund have the same exchange privileges. Shareholders may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). Shareholders may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. There is no exchange fee for exchanging of shares. Additional information concerning the Funds' exchange privileges is contained in the Trust's Prospectus.

DIVIDEND POLICY

Each Fund has the same dividend distribution policy. Each Fund intends to distribute all of its income and capital gains. Each Fund's dividends are distributed and paid annually.

After the Reorganization, shareholders of the Core Equity Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the Growth Opportunities Fund reinvested in the same class of shares of the Growth Opportunities Fund. Shareholders of the Core Equity Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from the Growth Opportunities Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the Growth Opportunities Fund.

The Core Equity Fund and the Growth Opportunities Fund have each qualified to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

The operations of the Trust are governed by its Amended and Restated Agreement and Declaration of Trust, as amended ("Declaration of Trust"), its Amended and Restated By-Laws, and applicable Massachusetts law. Shareholders entitled to vote at the Meeting may obtain a copy of the Trust's Declaration of Trust and By-Laws, without charge, upon written or oral request to the Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement. The rights of Core Equity Fund shareholders and the Growth Opportunities Fund shareholders are the same under these documents.

                    VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of the Core Equity Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, October 8, 2010, at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Core Equity Fund on or about August 13, 2010.

The Board of Trustees of the Trust has fixed the close of business on August 9, 2010 as the record date (the "Record Date") for determining the shareholders of the Core Equity Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. In voting for the Reorganization, each full share of the Core Equity Fund is entitled to one vote and any fractional share is entitled to a fractional vote.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the interest represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

Approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of Core Equity Fund. The term "majority of the outstanding voting securities," as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of Core Equity Fund present at a meeting if more than 50% of the outstanding voting securities of Core Equity Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of Core Equity Fund.

Proxy solicitations will be made primarily by mail, but beginning on or about August 13, 2010 proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Advisor, its affiliates or other representatives of the Core Equity Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Broadridge, the Trust's proxy solicitor. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures (totaling approximately $1,000) will be paid by the Advisor whether or not shareholders approve the Reorganization. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the Reorganization.

If shareholders of the Core Equity Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of any lesser number of a majority of those shares represented at the Meeting in person or by proxy. Abstentions and broker non-votes will have the effect of being counted as votes against each Proposal at any adjournment. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of the Core Equity Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Growth Opportunities Fund that they receive in the transaction at their then-current net asset value. Shares of the Core Equity Fund may be redeemed at any time prior to the Reorganization. Shareholders of the Core Equity Fund are urged and advised to consult their own tax advisors as to any tax consequences of redeeming or exchanging their shares prior to the Reorganization.

If the Reorganization is not approved, shareholders of the Core Equity Fund wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Core Equity Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

The votes of the shareholders of the Growth Opportunities Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

SHAREHOLDER INFORMATION

The shareholders of the Core Equity Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Core Equity Fund owned as of the Record Date. As of the Record Date, the total number of shares of the Core Equity Fund outstanding and entitled to vote was: _____________


As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Core Equity Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
On the Record Date, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the Core Equity Fund's outstanding shares.

--------------------------------------------------------------------------------
                                                         PERCENTAGE OWNERSHIP OF
                                                         COMBINED FUND AFTER THE
NAME AND ADDRESS   NUMBER OF SHARES   PERCENT OF FUND      REORGANIZATION(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) On a pro forma basis assuming that the value of the shareholder's interest in the Fund on the date of the consummation of the Reorganization is the same as the record date.

                              FINANCIAL STATEMENTS

The Financial Statements of the Trust for the year ended March 31, 2010, including the Report of Ernst & Young LLP, independent registered accounting firm, are included in the most recent Annual Report to Shareholders and have been incorporated by reference herein and in the Registration Statement.

                             ADDITIONAL INFORMATION

Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the SEC:

-----------------------------------------------------------------------------------------------------------------
Information about the Core Equity Fund and the       How to Obtain this Information:
Growth Opportunities Fund:
-----------------------------------------------------------------------------------------------------------------
Prospectus of the Trust relating to Core Equity      Copies are available upon request and without charge if you:
Fund and Growth Opportunities Fund, dated
August 1, 2009                                       o   Write to the Trust at the address listed on the cover
                                                         page of this Prospectus/Proxy Statement; or
Statement of Additional Information of the Trust
relating to Core Equity Fund and Growth              o   Call (800) 543-0407 toll-free.
Opportunities Fund, dated August 1, 2009, as
supplemented August 10, 2009                         o   Access the Touchstone Investments website at
                                                         http://www.TouchstoneInvestments.com
Annual Report of the Trust relating to Core Equity
Fund and Growth Opportunities Fund, dated
March 31, 2010

-----------------------------------------------------------------------------------------------------------------
Information about the Reorganization:                How to Obtain this Information:
-----------------------------------------------------------------------------------------------------------------
Statement of Additional Information dated August     A copy is available upon request and without charge if you:
13, 2010, which relates to this
Prospectus/Proxy Statement and the Reorganization    o   Write to the Trust at the address listed on the cover
                                                         page of this Prospectus/Proxy Statement; or

                                                     o   Call (800) 543-0407 toll-free.

                                                     o   Access the Touchstone Investments website at
                                                         http://www.TouchstoneInvestments.com
-----------------------------------------------------------------------------------------------------------------

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

                                 OTHER BUSINESS

The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY
             CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of _______, 2010, by and between the Touchstone Growth Opportunities Fund (the "Acquiring Fund") and the Touchstone Large Cap Core Equity Fund (the "Selling Fund"), each a series of the Touchstone Strategic Trust ("TST" or the "Trust"). The Trust is a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

      The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

      WHEREAS, the Board of Trustees of TST, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund's will not be diluted as a result of the transactions contemplated herein;

      WHEREAS, the Board of Trustees of TST, including a majority of the Independent Trustees, have determined that it is in the best interests of the Selling Fund to exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES
 AND ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and
(ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(p).

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in TST's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in TST's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

      2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2. Shareholders of record of Class A Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class A Shares of the Acquiring Fund and shareholders of record of Class C Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class C Shares of the Acquiring Fund.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by JPMorgan Chase Bank, N.A., the Acquiring Fund's and the Selling Fund's accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about October 25, 2010 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of TST, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Selling Fund is a separate investment series of TST, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of TST's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund at March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since March 31, 2010, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) The Acquired Fund is not under the jurisdiction of a court in a "Title 11 or similar case" (within the meaning of Section 368(a)(3)(A) of the Code);

            (l) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (m) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (o) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (p) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of TST, a business trust, duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Acquiring Fund is a separate investment series of TST, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of TST's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The audited financial statements of the Acquiring Fund at March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since March 31, 2010, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

            (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code. Except as otherwise expressly provided in this Agreement, TST, the Selling Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Pepper Hamilton LLP to render the tax opinion contemplated in this Agreement.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by TST's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by TST's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of TST.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of TST's Agreement and Declaration of Trust, By-Laws, the 1940 Act and other applicable law and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

      8.6 The Trust shall have received a favorable opinion of Pepper Hamilton LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      No opinion will be expressed as to (1) the effect of the Reorganization on
(A) the Selling Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Selling Fund Shareholder or Acquiring Fund Shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

      Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

      13.5 With respect to the Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                          TOUCHSTONE STRATEGIC TRUST ON BEHALF
                                          OF LARGE CAP CORE EQUITY FUND

                                          By:
                                             -----------------------------------

                                          Name:  Jill T. McGruder

                                          Title: President

                                          TOUCHSTONE STRATEGIC TRUST ON BEHALF
                                          OF GROWTH OPPORTUNITIES FUND

                                          By:
                                             -----------------------------------

                                          Name:  Jill T. McGruder

                                          Title: President

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 13, 2010

                            ACQUISITION OF ASSETS OF

                      TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                   a series of

                           TOUCHSTONE STRATEGIC TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202
                                 (800) 543-0407

                        BY AND IN EXCHANGE FOR SHARES OF

                      TOUCHSTONE GROWTH OPPORTUNIITES FUND

                                   a series of

                           TOUCHSTONE STRATEGIC TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202
                                 (800) 543-0407

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus/Proxy Statement dated August 13, 2010, relating specifically to the proposed transfer of all of the assets and liabilities of the Touchstone Large Cap Core Equity Fund (the "Core Equity Fund"), a series of Touchstone Strategic Trust (the "Trust"), in exchange for Class A and Class C shares of the Touchstone Growth Opportunities Fund (the "Growth Opportunities Fund"), also a series of the Trust, and the assumption by the Growth Opportunities Fund of all of the liabilities of the Core Equity Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of the Trust relating to the Core Equity Fund and the Growth Opportunities Fund dated August 1, 2009, as supplemented August 10, 2009; and

(2) Annual Report of the Trust relating to the Core Equity Fund and the Growth Opportunities Fund for the period ended March 31, 2010.

A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above. The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

                      TOUCHSTONE LARGE CAP CORE EQUITY FUND
                      TOUCHSTONE GROWTH OPPORTUNITIES FUND
              PRO FORMA COMBINED STATEMENT OF ASSETS & LIABILITIES

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE GROWTH OPPORTUNITIES FUND
PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010
(UNAUDITED)

                                                  TOUCHSTONE                                           TOUCHSTONE
                                                STRATEGIC TRUST     TOUCHSTONE                       STRATEGIC TRUST
                                                    LARGE         STRATEGIC TRUST                      PRO FORMA
                                                   CAP CORE           GROWTH                             GROWTH
                                                    EQUITY        OPPORTUNITIES       PRO FORMA       OPPORTUNITIES
                                                     FUND              FUND          ADJUSTMENTS          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost                                     $   52,268,780    $   65,383,456     $ (4,280,809)A   $  113,371,427
====================================================================================================================
    Affiliated securities, at market value      $    1,091,219    $    3,037,764     $                $    4,128,983
    Non-affiliated securities, at market value      56,573,202        67,865,569       (4,280,809)A      120,157,962
--------------------------------------------------------------------------------------------------------------------
    At market value - including $4,173,716 and
       $3,894,998, Growth Opportunities Fund
       and Large Cap Core, respectively.        $   57,664,421    $   70,903,333     $ (4,280,809)A   $  124,286,945

Dividends and interest receivable                      107,733            33,535                             141,268
Receivable for capital shares sold                      14,870             6,696                              21,566
Receivable for securities lending income                   564               233                                 797
Other assets                                            20,181            53,146                              73,327
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                        57,807,769        70,996,943       (4,280,809)A      124,523,903
--------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned             4,280,809         4,012,405       (4,280,809)A        4,012,405
Payable for capital shares redeemed                     25,280            68,154                              93,434
Payable for securities purchased                            --         2,465,912                           2,465,912
Payable to Advisor                                      28,948            43,255                              72,203
Payable to other affiliates                              9,239            10,326                              19,565
Payable to Trustees                                      4,206             4,206                               8,412
Other accrued expenses and liabilities                  58,104            94,934                             153,038
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                    4,406,586         6,699,192       (4,280,809) A       6,824,969
--------------------------------------------------------------------------------------------------------------------

NET ASSETS                                      $   53,401,183    $   64,297,751     $         --     $  117,698,934
====================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                 $   60,594,975    $  103,951,732     $                $  164,546,707
Accumulated net investment income (loss)               522,174                --                             522,174
Accumulated net realized losses from security
   transactions                                    (13,111,607)      (45,173,858)                        (58,285,465)
Net unrealized appreciation on investments           5,395,641         5,519,877                          10,915,518
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $   53,401,183    $   64,297,751     $                $  117,698,934
====================================================================================================================

By Class:

Net Assets:
Class A                                         $   51,377,381    $   32,181,821                      $   83,559,202
Class C                                         $    2,023,802    $    8,085,481                      $   10,109,283
Class Y                                         $                 $    2,223,299                      $    2,223,299
Institutional Class                             $                 $   21,807,150                      $   21,807,150

Outstanding Shares:
Class A                                              5,905,555         1,541,640        2,461,185          4,002,825
Class C                                                234,986           414,940          103,860            518,800
Class Y                                                                  106,166                             106,166
Institutional Class                                                    1,039,469                           1,039,469

Net Asset Value:
Class A                                         $         8.70    $        20.88      $               $        20.88
Class C                                         $         8.61    $        19.49      $               $        19.49
Class Y                                         $                 $        20.94      $               $        20.94
Institutional Class                             $                 $        20.98      $               $        20.98

(A) Represents the elimination of securities on loan (and associated collateral) from the Touchstone Strategic Trust Large Cap Core Equity Fund.

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE GROWTH OPPORTUNITIES FUND
PRO FORMA COMBINING
STATEMENTS OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2010
(UNAUDITED)

                                                          TOUCHSTONE                                           TOUCHSTONE
                                                        STRATEGIC TRUST   TOUCHSTONE                        STRATEGIC TRUST
                                                            LARGE       STRATEGIC TRUST                        PRO FORMA
                                                           CAP CORE         GROWTH                               GROWTH
                                                            EQUITY       OPPORTUNITIES    PRO FORMA           OPPORTUNITIES
                                                             FUND            FUND         ADJUSTMENTS             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                     $      6,894    $       6,132    $                   $      13,026
Dividends from non-affiliated securities (A)                1,122,127          375,422                            1,497,549
Interest Income                                                    --               22                                   22
Income from securities loaned                                  12,524           12,152                               24,676
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     1,141,545          393,728                            1,535,273
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                      341,730          321,163           95,692(B)          758,585
Distribution expenses, Class A                                126,445           60,324                              186,769
Distribution expenses, Class C                                 19,957           73,645                               93,602
Administration fees                                           105,149           77,390              253(B)          182,792
Transfer Agent fees, Class A                                   35,353           66,320                              101,673
Transfer Agent fees, Class C                                    6,802           19,367                               26,169
Transfer Agent fees, Class Y                                       --              103                                  103
Transfer Agent fees, Institutional Class                           --               54                                   54
Postage and supplies                                           25,016           37,270                               62,286
Reports to shareholders                                         7,551           18,140                               25,691
Registration fees, Class A                                      7,370           12,051                               19,421
Registration fees, Class C                                      4,756            6,247                               11,003
Registration fees, Class Y                                         --           14,054                               14,054
Registration fees, Institutional Class                             --           16,698                               16,698
Professional fees                                              21,246           18,616          (18,362)(C)          21,500
Custodian fees                                                  5,821            6,705                               12,526
Trustees' fees and expenses                                     8,881            8,881           (8,881)(D)           8,881
Compliance fees and expenses                                    2,257            2,672                                4,929
Other expenses                                                  2,642            1,182                                3,824
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                720,976          760,882           68,702           1,550,560
Fees waived by the Administrator                             (101,610)         (77,390)                            (179,000)
Fees waived and/or expenses reimbursed by the Advisor              --         (175,648)                            (175,648)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  619,366          507,844           68,702           1,195,912
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                  522,179         (114,116)         (68,702)            339,361
---------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions     (3,667,576)       2,752,394                             (915,182)
Net change in unrealized appreciation/
      depreciation on investments                          22,935,800       10,376,020                           33,311,820
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS           19,268,224       13,128,414                           32,396,638
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $ 19,790,403    $  13,014,298    $     (68,702)      $  32,735,999
===========================================================================================================================

(A) Net of foreign tax withholding of:                   $      9,296    $         738    $                   $      10,034

(B) Based on contract in effect for the legal surviving fund.

(C) Decrease due to the elimination of duplicate expenses achieved by merging the funds.

(D) Based on director compensation plan

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE GROWTH OPPORTUNITIES FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2010
(UNAUDITED)

                                                                                                               PRO FORMA COMBINED
                                     TOUCHSTONE             TOUCHSTONE                                             TOUCHSTONE
                                  STRATEGIC TRUST         STRATEGIC TRUST                                       STRATEGIC TRUST
                                   LARGE CAP CORE             GROWTH                 PRO FORMA                       GROWTH
                                     EQUITY FUND         OPPORTUNITIES FUND         ADJUSTMENTS               OPPORTUNITIES FUND
                                             MARKET                  MARKET                   MARKET                       MARKET
                                 SHARES      VALUE       SHARES      VALUE        SHARES      VALUE           SHARES       VALUE
                               -----------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.5% (A)

INFORMATION
TECHNOLOGY - 28.0% (A)
Accenture PLC- Class A                --  $        --     15,650  $   656,518          --  $        --         15,650   $    656,518
Alliance Data Systems
   Corp.*+                            --           --     15,600      998,244          --           --         15,600        998,244
Apple, Inc.*                          --           --      6,080    1,428,374          --           --          6,080      1,428,374
BMC Software, Inc.*                   --           --     28,000    1,064,000          --           --         28,000      1,064,000
Cisco Systems, Inc.*              60,048    1,563,049     49,600    1,291,088          --           --        109,648      2,854,137
Corning, Inc.                         --           --     69,050    1,395,500          --           --         69,050      1,395,500
EMC Corp.*                            --           --     70,100    1,264,604          --           --         70,100      1,264,604
Fiserv, Inc.*                     10,270      521,305         --           --          --           --         10,270        521,305
Google, Inc.- Class A*                --           --      2,150    1,219,071          --           --          2,150      1,219,071
Hewlett-Packard Co.+              25,583    1,359,736     30,200    1,605,130          --           --         55,783      2,964,866
Intel Corp.                       55,259    1,230,065     56,100    1,248,786          --           --        111,359      2,478,851
International Business
   Machines Corp.                  8,130    1,042,673     13,140    1,685,205          --           --         21,270      2,727,878
LSI Corp.*+                           --           --    156,400      957,168          --           --        156,400        957,168
McAfee, Inc.*                         --           --     22,700      910,951          --           --         22,700        910,951
Microsoft Corp.                   59,951    1,754,766     67,400    1,972,798          --           --        127,351      3,727,564
NICE Systems Ltd.- ADR*               --           --     31,250      992,188          --           --         31,250        992,188
Nuance Communications, Inc.*          --           --     84,100    1,399,424          --           --         84,100      1,399,424
Oracle Corp.                      58,155    1,494,002     59,300    1,523,417          --           --        117,455      3,017,419
QUALCOMM, Inc.                    27,539    1,156,363     27,550    1,156,825          --           --         55,089      2,313,188
Tyco Electronics Ltd.             39,435    1,083,674         --           --          --           --         39,435      1,083,674
Western Digital Corp.*            21,190      826,198         --           --          --           --         21,190        826,198
                                          -----------             -----------              -----------                  ------------
                                           12,031,831              22,769,291                       --                    34,801,122
                                          -----------             -----------              -----------                  ------------

HEALTH CARE - 13.8% (A)
Johnson & Johnson                 13,507      880,657         --           --          --           --         13,507        880,657
Laboratory Corp. of America
   Holdings*                      16,003    1,211,587         --           --          --           --         16,003      1,211,587
McKesson Corp.                    16,911    1,111,391         --           --          --           --         16,911      1,111,391
Novartis AG- ADR+                 22,882    1,237,916         --           --          --           --         22,882      1,237,916
Teva Pharmaceutical
   Industries Ltd.- ADR           13,650      861,042         --           --          --           --         13,650        861,042
WellPoint, Inc.*                  10,297      662,921         --           --          --           --         10,297        662,921
Adolor Corp.*                         --           --    180,100      324,180          --           --        180,100        324,180
Celgene Corp.*                        --           --     34,925    2,163,953          --           --         34,925      2,163,953
Dionex Corp.*                         --           --     12,950      968,401          --           --         12,950        968,401
Elan Corp. PLC- ADR*                  --           --    131,600      997,528          --           --        131,600        997,528
Life Technologies Corp.*              --           --     24,800    1,296,296          --           --         24,800      1,296,296
Santarus, Inc.*                       --           --     99,200      533,696          --           --         99,200        533,696
Shire PLC- ADR+                       --           --     25,900    1,708,364          --           --         25,900      1,708,364
United Therapeutics Corp.*            --           --     17,300      957,209          --           --         17,300        957,209
Vertex Pharmaceuticals,
   Inc.*                              --           --     29,100    1,189,317          --           --         29,100      1,189,317
Warner Chilcott PLC-
  Class A*                            --           --     39,350    1,005,392          --           --         39,350      1,005,392
                                          -----------             -----------              -----------                  ------------
                                            5,965,514              11,144,336                       --                    17,109,850
                                          -----------             -----------              -----------                  ------------

CONSUMER STAPLES - 9.3% (A)
Altria Group, Inc.                34,665      711,326         --           --          --           --         34,665        711,326
CVS Caremark Corp.                21,091      771,087     45,300    1,656,168          --           --         66,391      2,427,255
Kimberly-Clark Corp.               8,441      530,770         --           --          --           --          8,441        530,770
PepsiCo, Inc.                     15,260    1,009,602     28,600    1,892,176          --           --         43,860      2,901,778
Philip Morris
   International, Inc.            31,828    1,660,148         --           --          --           --         31,828      1,660,148
Procter & Gamble Co./The              --           --     18,900    1,195,803          --           --         18,900      1,195,803
Ralcorp Holdings, Inc.*               --           --     16,150    1,094,647          --           --         16,150      1,094,647
Wal-Mart Stores, Inc.                 --           --     17,800      989,680          --           --         17,800        989,680
                                          -----------             -----------              -----------                  ------------
                                            4,682,933               6,828,474                       --                    11,511,407
                                          -----------             -----------              -----------                  ------------

MATERIALS - 6.9% (A)
Air Products & Chemicals,
   Inc.                               --           --     13,150      972,443          --           --         13,150        972,443
BHP Billiton Ltd.- ADR+           11,210      900,387         --           --          --           --         11,210        900,387
Celanese Corp.                        --           --     43,700    1,391,845          --           --         43,700      1,391,845
Goldcorp, Inc.                        --           --     26,950    1,003,079          --           --         26,950      1,003,079
Mosaic Co./The                        --           --     19,450    1,181,976          --           --         19,450      1,181,976
Owens-Illinois, Inc.*                 --           --     36,700    1,304,318          --           --         36,700      1,304,318
Praxair, Inc.                     14,102    1,170,466         --           --          --           --         14,102      1,170,466
Yamana Gold, Inc.+                    --           --     70,100      690,485          --           --         70,100        690,485
                                          -----------             -----------              -----------                  ------------
                                            2,070,853               6,544,146                       --                     8,614,999
                                          -----------             -----------              -----------                  ------------

INDUSTRIALS - 9.8% (A)
Danaher Corp.                     10,215      816,281         --           --          --           --         10,215        816,281
Emerson Electric Co.              17,612      886,588         --           --          --           --         17,612        886,588
Honeywell International,
   Inc.                           12,006      543,512         --           --          --           --         12,006        543,512
Illinois Tool Works, Inc.         21,959    1,039,978         --           --          --           --         21,959      1,039,978
Union Pacific Corp.               16,948    1,242,288         --           --          --           --         16,948      1,242,288
United Technologies Corp.         24,327    1,790,710         --           --          --           --         24,327      1,790,710
AMETEK, Inc.                          --           --     29,150    1,208,559          --           --         29,150      1,208,559
BE Aerospace, Inc.*                   --           --     43,100    1,312,395          --           --         43,100      1,312,395
Dover Corp.                           --           --     29,100    1,360,425          --           --         29,100      1,360,425
Goodrich Corp.                        --           --     15,100    1,064,852          --           --         15,100      1,064,852
IDEX Corp.+                           --           --     27,500      910,250          --           --         27,500        910,250
                                          -----------             -----------              -----------                  ------------
                                            6,319,357               5,856,481                       --                    12,175,838
                                          -----------             -----------              -----------                  ------------

ENERGY - 7.9% (A)
Chesapeake Energy Corp.           34,830      823,381         --           --          --           --         34,830        823,381
Chevron Corp.                     16,151    1,224,730         --           --          --           --         16,151      1,224,730
CONSOL Energy, Inc.                   --           --     28,000    1,194,480          --           --         28,000      1,194,480
ENSCO International,
   Inc.- ADR                      21,422      959,277     29,150    1,305,337          --           --         50,572      2,264,614
Marathon Oil Corp.                26,107      826,026         --           --          --           --         26,107        826,026
National-Oilwell Varco, Inc.          --           --     36,650    1,487,257          --           --         36,650      1,487,257
Transocean Ltd.*                   9,718      839,441         --           --          --           --          9,718        839,441
Weatherford International
   Ltd.*                              --           --     73,400    1,164,124          --           --         73,400      1,164,124
                                          -----------             -----------              -----------                  ------------
                                            4,672,855               5,151,198                       --                     9,824,053
                                          -----------             -----------              -----------                  ------------

CONSUMER
DISCRETIONARY - 8.8% (A)
Bed Bath & Beyond, Inc.*              --           --     22,700      993,352          --           --         22,700        993,352
Best Buy Co., Inc.                25,639    1,090,683         --           --          --           --         25,639      1,090,683
Dollar Tree, Inc.*                14,130      836,779         --           --          --           --         14,130        836,779
Home Depot, Inc.+                 16,420      531,187         --           --          --           --         16,420        531,187
Honda Motor Co. Ltd.- ADR         24,070      849,430         --           --          --           --         24,070        849,430
McDonald's Corp.                  13,470      898,718         --           --          --           --         13,470        898,718
Netflix, Inc.*+                       --           --      9,700      715,278          --           --          9,700        715,278
Ross Stores, Inc.                 29,110    1,556,512         --           --          --           --         29,110      1,556,512
Target Corp.                      26,136    1,374,754     20,450    1,075,670          --           --         46,586      2,450,424
Urban Outfitters, Inc.*               --           --     28,000    1,064,840          --           --         28,000      1,064,840
                                          -----------             -----------              -----------                  ------------
                                            7,138,063               3,849,140                       --                    10,987,203
                                          -----------             -----------              -----------                  ------------

FINANCIALS - 7.1% (A)                 --
Aflac, Inc.                       33,898    1,840,323         --           --          --           --         33,898      1,840,323
Allstate Corp./The                24,036      776,603         --           --          --           --         24,036        776,603
American Express Co.              26,078    1,075,978         --           --          --           --         26,078      1,075,978
Goldman Sachs Group,
   Inc./The                        7,445    1,270,340         --           --          --           --          7,445      1,270,340
Morgan Stanley                    36,629    1,072,863         --           --          --           --         36,629      1,072,863
State Street Corp.                22,590    1,019,713         --           --          --           --         22,590      1,019,713
Waddell & Reed Financial,
   Inc.- Class A                      --           --     47,450    1,710,098          --           --         47,450      1,710,098
                                          -----------             -----------              -----------                  ------------
                                            7,055,820               1,710,098                       --                     8,765,918
                                          -----------             -----------              -----------                  ------------

UTILITIES - 1.1% (A)
Dominion Resources, Inc.+         32,594    1,339,939         --           --          --           --         32,594      1,339,939

TELECOMMUNICATION
SERVICES - 0.8% (A)
AT&T, Inc.                        39,289    1,015,228         --           --          --           --         39,289      1,015,228


TOTAL COMMON STOCKS                       $52,292,393             $63,853,164                                           $116,145,557


INVESTMENT FUNDS - 6.5% (A)
Invesco AIM Liquid Assets
   Portfolio**                 4,280,809  $ 4,280,809  4,012,405  $ 4,012,405  (4,280,809) $(4,280,809)(B)  4,012,405   $  4,012,405
Touchstone Institutional
   Money Market Fund^          1,091,219    1,091,219  3,037,764    3,037,764                               4,128,983      4,128,983

TOTAL INVESTMENT FUNDS                    $ 5,372,028             $ 7,050,169              $(4,280,809)(B)              $  8,141,388

TOTAL INVESTMENT
SECURITIES - 100.0% (A)                   $57,664,421             $70,903,333              $(4,280,809)(B)              $124,286,945
(Cost $113,371,427)

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $4,173,716 and $3,894,998, for Large Cap Core Equity Fund and Growth Opportunities Fund.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc..
(A) Calculated based on total investment securities at market value of the Pro Forma Combined Touchstone Growth Opportunities Fund.
(B) Represents the elimination of securities on loan (and associated collateral) from the Touchstone Strategic Trust Large Cap Core Equity Fund.

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE GROWTH OPPORTUNITIES FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
MARCH 31, 2010
(UNAUDITED)

DESCRIPTION OF THE FUND

The acquiring fund, Touchstone Strategic Trust Growth Opportunities Fund (the "Acquiring Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Class A, Class C, Class Y and Institutional shares. The target fund, Touchstone Strategic Trust Large Cap Core Equity Fund (the "Selling Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Class A and Class C shares.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Selling Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Selling Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Selling Fund have been combined as of and for the twelve months ended March 31, 2010. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Selling Fund included in their respective annual reports dated March 31, 2010.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Selling Fund by the Acquiring Fund had taken place as of April 1, 2010.

PORTFOLIO VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2010, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Selling Fund, as of March 31, 2010, divided by the net asset value per share of the shares of the Acquiring Fund as of March 31, 2010. The pro forma number of shares outstanding for the combined fund consists of the following at March 31, 2010:

                           Shares of          Additional            Shares
                           Acquiring           Assumed         Total Outstanding
                             Fund             Issued in           Shares Post-
 Class of Shares        Pre-Combination    Reorganization        Combination
-------------------------------------------------------------------------------
Class A                   1,541,640           2,461,185           4,002,825
Class C                     414,940             103,860             518,800
Class Y                     106,166                  --             106,166
Institutional Class       1,039,469                  --           1,039,469

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. The tax cost of investments will remain unchanged for the combined Fund.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

      (a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

      Section 6.4 Indemnification of Trustees, Officers, etc.

      The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding "disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

      Section 6.5 Advances of Expenses.

      The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      Section 6.6 Indemnification Not Exclusive, etc.

      The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer's liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

      The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a) Restated Agreement and Declaration of Trust and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit
      (b)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b) Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c) Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d) Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e) Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f) Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g) Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h) Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i) Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j) Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k) Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(2) BYLAWS OF THE REGISTRANT

(a) By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

      Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

      The Agreement and Plan of Reorganization is filed herewith.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

      Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on November 20, 2006.

(6) INVESTMENT ADVISORY CONTRACTS

(a) Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company dated May 1, 2001 with respect to the Mid Cap Growth Fund (formerly the Emerging Growth Fund) is herein incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(d) Sub-advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(e) Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd/Veredus Asset Management, LLC for the Large Cap Core Equity Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(h) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit
      (d)(16) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit
      (d)(14) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

      Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

      Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit
      (m)(1) of Post- Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Amended Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

      Opinion and Consent of Pepper Hamilton LLP, as to legality of securities being registered, is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

      Form of Tax Opinion is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)   Recordkeeping Agreement is herein incorporated by reference to Exhibit
      (h)(vii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b) Amended Transfer Agency Agreement with JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services) dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is herein incorporated by reference to Exhibit
      (h)(viii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(d) Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(e) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. dated September 17, 2007 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(f) Addendum to Amended Sub-Administration Agreement dated December 31, 2007 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(g) Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(h) Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is filed herewith.

(i) Amendment to Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(j) Amended i-Compliance Services Agreement with JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Consent of Ernst & Young LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

      Not Applicable.

(16) POWERS OF ATTORNEY

      Powers of Attorney for Jill T. McGruder, Philip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Susan J. Hickenlooper and John P. Zanotti are filed herewith.

(17) ADDITIONAL EXHIBITS

      Not Applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this registration statement on Form N-14.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 14th day of July, 2010.

                                           TOUCHSTONE STRATEGIC TRUST


                                           By: /s/ Jill T. McGruder
                                           ------------------------
                                           Jill T. McGruder
                                           President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacity on the dates indicated.

/s/ Jill T. McGruder
-----------------------------
Jill T. McGruder                    Trustee & President        July 14, 2010


/s/ Terrie A. Wiedenheft
-----------------------------
Terrie A. Wiedenheft                Controller, Treasurer      July 14, 2010
                                    and Principal Financial
                                    Officer

*
-----------------------------
 Phillip R. Cox                     Trustee                    July 14, 2010

*
-----------------------------
 H. Jerome Lerner                   Trustee                    July 14, 2010

*
-----------------------------
 Donald C. Siekmann                 Trustee                    July 14, 2010

*
-----------------------------
 Susan J. Hickenlooper              Trustee                    July 14, 2010



*
-----------------------------
 John P. Zanotti                    Trustee                    July 14, 2010


By: /s/ Jay S. Fitton
    ------------------------
   Jay S. Fitton
   *Attorney-in-Fact
   July 14, 2010

                                  EXHIBIT INDEX

EXHIBIT NUMBER    DESCRIPTION
--------------    -----------

(4)               The Agreement and Plan of Reorganization is filed herewith.

(11) Opinion and Consent of Pepper Hamilton LLP, as to legality of securities being registered, is filed herewith.

(12)              Form of Tax Opinion is filed herewith.

(13)(h) Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is filed herewith.

(14)              Consent of Ernst & Young LLP is filed herewith.

(16) Powers of Attorney for Phillip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Susan J. Hickenlooper and John P. Zannotti are filed herewith.